Expense Example (Invesco V.I. International Growth Fund, Series I shares, Invesco V.I. International Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. International Growth Fund | Series I shares, Invesco V.I. International Growth Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 106
3 Years	331
5 Years	574
10 Years	$ 1,271